Stockholders' Equity and Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity and Regulatory Matters [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The table below provides a comparison of the Company’s and the Bank’s risk-based capital ratios and leverage ratios to the minimum regulatory requirements as of the dates indicated (dollars in thousands).

Juniata Valley Financial Corp. (Consolidated)			Minimum Requirement
			For Capital
	Actual		Adequacy Purposes
	Amount	Ratio	Amount	Ratio
As of December 31, 2015:
Total Capital	$57,098	15.03%	$30,385	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	54,338	14.31%	22,789	6.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	54,338	14.31%	17,092	4.50%
(to Risk Weighted Assets)
Tier 1 Capital	54,338	11.23%	19,352	4.00%
(to Average Assets) Leverage

As of December 31, 2014:
Total Capital	$52,492	17.12%	$24,531	8.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,912	16.28%	12,265	4.00%
(to Risk Weighted Assets)
Tier 1 Capital	49,912	10.65%	18,741	4.00%
(to Average Assets) Leverage

					Minimum Regulatory
					Requirements to be
The Juniata Valley Bank			Minimum Requirement		"Well Capitalized"
			For Capital		under Prompt
	Actual		Adequacy Purposes		Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015:
Total Capital	$51,491	14.11%	$29,186	8.00%	$36,482	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	48,861	13.39%	14,593	4.00%	29,186	8.00%
(to Risk Weighted Assets)
Common Equity Tier 1 Capital	48,861	13.39%	16,417	4.50%	23,713	6.50%
(to Risk Weighted Assets)
Tier 1 Capital	48,861	10.21%	19,146	4.00%	23,932	5.00%
(to Average Assets) Leverage

As of December 31, 2014:
Total Capital	$47,145	15.59%	$24,186	8.00%	$30,233	10.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,688	14.78%	12,093	4.00%	18,140	6.00%
(to Risk Weighted Assets)
Tier 1 Capital	44,688	9.42%	18,969	4.00%	23,711	5.00%
(to Average Assets) Leverage